Significant Agreements and Contracts - NIH Grants (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grant revenue recognized as the related costs and expenses incurred		$ 21,193	$ 151,856	$ 8,152
Staph Grant III Award
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Period of grant	2 years
Period of grant subsequently extended	1 year
Amount of grant awards	$ 1,000
Grant
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grant revenue recognized as the related costs and expenses incurred		356	206	$ 1,033
Grant | Staph Grant III Award
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grant revenue recognized as the related costs and expenses incurred		0	$ 200
Other Grants
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Grant revenue recognized as the related costs and expenses incurred		$ 400